NOTES RECEIVABLE FROM PARTICIPANTS (Details) - EBP 334	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Debt [Line Items]
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Maximum number of participant loans | loan	1
Minimum
EBP, Debt [Line Items]
General loan borrowing term	1 year
Loan interest rate	3.75%
Maximum
EBP, Debt [Line Items]
General loan borrowing term	5 years
Loan interest rate	9.00%